Financial Risk Review (Details) - Schedule of Liquidity Risk - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Liquidity Risk [Line Items]
Total	$ 62,470,746	$ 13,529,128
=30 days [Member]
Schedule of Liquidity Risk [Line Items]
Total	6,668,844	7,667,147
30-60 days [Member]
Schedule of Liquidity Risk [Line Items]
Total	50,953	104,240
61 – 90 days [Member]
Schedule of Liquidity Risk [Line Items]
Total	50,953	156,360
91-120 days [Member]
Schedule of Liquidity Risk [Line Items]
Total	3,913,522	208,480
>=121 days [Member]
Schedule of Liquidity Risk [Line Items]
Total	$ 51,786,472	$ 5,392,901